Cover	Oct. 19, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 19, 2023
Entity File Number	000-1695962
Entity Registrant Name	KORTH DIRECT MORTGAGE INC.
Entity Central Index Key	0001695963
Entity Tax Identification Number	27-0644172
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	135 San Lorenzo Avenue
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Coral Gables
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33146
City Area Code	305
Local Phone Number	668-8485
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false